Offerings	Sep. 16, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.0001 per share (Primary Offering)
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares (Primary Offering)
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants (Primary Offering)
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights (Primary Offering)
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units (Primary Offering)
Fee Rate	0.01531%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 166,849.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 25.54
Offering Note	Note 1.a. The registrant is hereby registering an indeterminate number of securities of each identified class as may from time to time be offered at unspecified prices or upon conversion, exchange or exercise of securities registered hereunder to the extent such securities are, by their terms, exercisable for, such securities. The US$80,000,000 of securities registered hereunder includes the shares of American Depositary Shares that may be offered, issued and sold pursuant to that certain "at-the-market offering" sales agreement (as amended) by and between the Registrant and China Renaissance Securities (Hong Kong) Limited. The maximum aggregate offering price of all securities covered by this registration statement will not exceed US$80,000,000. The registrant has estimated the proposed maximum aggregate offering price solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The securities registered hereunder include securities that may be purchased by underwriters to cover over-allotments, if any. In addition, pursuant to Rule 416 under the Securities Act, the Class A common shares being registered hereunder include such indeterminate number of Class A common shares as may be issuable with respect to the shares being registered hereunder as a result of share subdivision or consolidation, share dividends, or similar transactions. Note 1.b. The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act on the basis of the maximum aggregate offering price of the securities listed. Note 1.c. Three American Depositary Shares represent forty Class A common shares, par value $0.0001 per share. Class A common shares may be in the form of American Depositary Shares. American Depositary Shares issuable on deposit of the Class A common shares registered hereby have been registered under the Registration Statement on Form F-6 (File No. 333-226161).
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.0001 per share (Primary Offering)
Carry Forward Form Type	F-3
Carry Forward File Number	333-260944
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares (Primary Offering)
Carry Forward Form Type	F-3
Carry Forward File Number	333-260944
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants (Primary Offering)
Carry Forward Form Type	F-3
Carry Forward File Number	333-260944
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights (Primary Offering)
Carry Forward Form Type	F-3
Carry Forward File Number	333-260944
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units (Primary Offering)
Carry Forward Form Type	F-3
Carry Forward File Number	333-260944
Carry Forward Initial Effective Date	Sep. 30, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 79,833,151.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-260944
Carry Forward Initial Effective Date	Sep. 30, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,401.00
Offering Note	Note 2.a. Three American Depositary Shares represent forty Class A common shares, par value $0.0001 per share. Class A common shares may be in the form of American Depositary Shares. American Depositary Shares issuable on deposit of the Class A common shares registered hereby have been registered under the Registration Statement on Form F-6 (File No. 333-226161). Note 2.b. The (i) $80,000,000 of securities and (ii) 13,825,461 Class A common shares of the registrant to be offered and sold by a selling shareholder registered pursuant to this registration statement include US$79,833,151 of securities and 13,825,461 Class A common shares of the registrant to be offered and sold by a selling shareholder (with a maximum aggregate offering price of US$31,245,541.86 (estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the American Depositary Shares as quoted on the Nasdaq Global Market on November 4, 2021) (the "Unsold Securities") registered pursuant to the Registration Statement on Form F-3 (No. 333-260944), initially filed on November 10, 2021, as amended (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the US$7,401 of filing fees previously paid in connection with the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder and will continue to be applied to the Unsold Securities registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant or the selling shareholder sells any Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.0001 per share (Secondary Offering)
Amount Registered | shares	13,825,461
Maximum Aggregate Offering Price	$ 31,245,541.86
Carry Forward Form Type	F-3
Carry Forward File Number	333-260944
Carry Forward Initial Effective Date	Sep. 30, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,896.46
Offering Note	Note 3.a. Three American Depositary Shares represent forty Class A common shares, par value $0.0001 per share. Class A common shares may be in the form of American Depositary Shares. American Depositary Shares issuable on deposit of the Class A common shares registered hereby have been registered under the Registration Statement on Form F-6 (File No. 333-226161). Note 3.b. The (i) $80,000,000 of securities and (ii) 13,825,461 Class A common shares of the registrant to be offered and sold by a selling shareholder registered pursuant to this registration statement include US$79,833,151 of securities and 13,825,461 Class A common shares of the registrant to be offered and sold by a selling shareholder (with a maximum aggregate offering price of US$31,245,541.86 (estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the American Depositary Shares as quoted on the Nasdaq Global Market on November 4, 2021) (the "Unsold Securities") registered pursuant to the Registration Statement on Form F-3 (No. 333-260944), initially filed on November 10, 2021, as amended (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the US$7,401 of filing fees previously paid in connection with the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder and will continue to be applied to the Unsold Securities registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant or the selling shareholder sells any Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.